FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Lease contracts	$ 5,778	$ 7,347
Total borrowings from banks and others	19,803,344	20,610,766
Total interbank borrowings, overnight funds and borrowings from banks and others	29,043,823	27,424,844
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Overnight funds	9,027	4,152
Interbank funds purchased	1,595,504	173,274
Commitments to transfer open and closed repo operations	1,706,368	1,884,750
Commitments to transfer simultaneous operations	4,456,544	2,306,037
Commitments originated in short positions simultaneous operations	262,873	362,833
Total interbank funds	8,030,316	4,731,046
Borrowings	2,192,128	1,964,408
Lease contracts	1,539,871
Letters of credit		300
Bankers Acceptances	17	217
Total borrowings from banks and others	3,732,016	1,964,925
Foreign currency
Disclosure of detailed information about borrowings [line items]
Overnight funds	6,283
Interbank funds purchased	921,500	1,568,172
Commitments to transfer open and closed repo operations	282,380	514,860
Total interbank funds	1,210,163	2,083,032
Borrowings	12,336,206	17,190,315
Lease contracts	1,493,631
Andean Development Corporation	551,198	384,758
Letters of credit	622,730	356,640
Bankers Acceptances	1,008,485	664,429
Discoveries in bank current account	59,078	49,699
Total borrowings from banks and others	$ 16,071,328	$ 18,645,841